Issued capital - Ordinary shares (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Jun. 30, 2024
Issued capital [abstract]
Issued capital	$ 2,092,508	$ 1,764,289
Issued capital
Issued capital [abstract]
Number of shares outstanding (in shares)	223,557,577	186,367,686
Issued capital	$ 2,092,508	$ 1,764,289